Work in Progress, Net (Details) - Schedule of work in progress - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Work in Progress, Net (Details) - Schedule of work in progress [Line Items]
work in progress, net	S/ 309,063	S/ 186,433
Cumbra Peru S.A. [Member]
Work in Progress, Net (Details) - Schedule of work in progress [Line Items]
work in progress, net	304,940	170,965
Cumbra Ingenieria S.A. [Member]
Work in Progress, Net (Details) - Schedule of work in progress [Line Items]
work in progress, net	S/ 4,123	S/ 15,468